Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Expenses
Balance at the beginning of the year	$ 26,748,482	$ 19,130,278	$ 12,003,169
Movement	(567,897)	7,257,873	7,812,869
Tax loss carry forwards expired	(423,517)	(398,718)
Exchange difference effect	(53,063)	759,049	(685,760)
Balance at the end of the year	$ 25,704,005	$ 26,748,482	$ 19,130,278